Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS (Continued)

Acquired intangible assets were as follows as of year end.

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$1,065	$322	$743	$912	$250	$662
Core deposit intangibles	7,274	6,738	536	7,274	6,152	1,122
Total amortized intangible assets	$8,339	$7,060	$1,279	$8,186	$6,402	$1,784

(1)	Excludes fully amortized intangible assets

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2018	$41	$111	$152
2019	41	88	129
2020	41	71	112
2021	41	68	109
2022	41	68	109
Thereafter	538	130	668
	$743	$536	$1,279